Revenue (Details) - Schedule of Analysis of Revenue - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Analysis of Revenue [Line Items]
REVENUE	$ 42,848,508	$ 34,552,734	$ 80,671,081	$ 68,132,256	$ 61,882,481
Internet leads generation and marketing service income [Member]
Schedule of Analysis of Revenue [Line Items]
REVENUE	38,433,173	32,211,555	75,794,855	64,930,368	59,301,412
Insurance commission income [Member]
Schedule of Analysis of Revenue [Line Items]
REVENUE	2,632,683	1,324,769	3,362,745	1,665,997	907,338
Marketing income [Member]
Schedule of Analysis of Revenue [Line Items]
REVENUE	784,181	527,042	1,026,223	1,079,027	1,355,760
Events income [Member]
Schedule of Analysis of Revenue [Line Items]
REVENUE	$ 998,471	$ 489,368	$ 487,258	$ 456,864	$ 317,971